Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Cost	$ 30,613	$ 29,224
Less: accumulated depreciation	(21,113)	(19,785)
Property, plant and equipment, net	9,500	9,439
Building [Member]
Cost	17,278	16,857
Construction-in-progress [Member]
Cost	1,041	604
Plant And Machinery [Member]
Cost	9,829	9,642
Furniture, fixtures and equipment [Member]
Cost	1,879	1,544
Motor vehicles [Member]
Cost	$ 586	$ 577